Guarantor Statements - Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income statement [Line Items]
Turnover	€ 53,715	€ 52,713	€ 53,272
Operating profit	8,857	7,801	7,515
Net finance costs	(877)	(563)	(493)
Pensions and similar obligations	(96)	(94)	(121)
Other income	18	104	91
Premium paid on buy back of preference shares	(382)	0	0
Profit before taxation	8,153	7,469	7,220
Taxation	(1,667)	(1,922)	(1,961)
Net profit	6,486	5,547	5,259
Attributable to:
Non-controlling interests	433	363	350
Shareholders' equity	6,053	5,184	4,909
Total comprehensive income	6,710	4,769	5,762
Unilever Capital Corporation Subsidiary Issuer [Member]
Disclosure of income statement [Line Items]
Net finance costs	1	1
Profit before taxation	1	1
Net profit before subsidiaries	1	1
Net profit	1	1
Attributable to:
Shareholders' equity	1	1
Total comprehensive income	1	1	(1)
Unilever Parent Entities [Member]
Disclosure of income statement [Line Items]
Operating profit	997	269	990
Net finance costs	(109)	(110)	(103)
Pensions and similar obligations	(2)	(3)	(3)
Other income			439
Profit before taxation	886	156	1,323
Taxation	(165)	(114)	(461)
Net profit before subsidiaries	721	42	862
Equity earnings of subsidiaries	5,332	5,142	4,047
Net profit	6,053	5,184	4,909
Attributable to:
Shareholders' equity	6,053	5,184	4,909
Total comprehensive income	5,978	5,170	4,922
Unilever United States Inc Subsidiary Guarantor [Member]
Disclosure of income statement [Line Items]
Operating profit	(4)	(5)	(5)
Net finance costs	(379)	(331)	(327)
Pensions and similar obligations	(24)	(27)	(29)
Profit before taxation	(407)	(363)	(361)
Taxation			(87)
Net profit before subsidiaries	(407)	(363)	(448)
Equity earnings of subsidiaries	1,721	804	690
Net profit	1,314	441	242
Attributable to:
Shareholders' equity	1,314	441	242
Total comprehensive income	1,158	468	332
Non Guarantor Subsidiaries [Member]
Disclosure of income statement [Line Items]
Turnover	53,715	52,713	53,272
Operating profit	7,864	7,537	6,530
Net finance costs	88	(29)	58
Pensions and similar obligations	(70)	(64)	(89)
Other income	173	231	(241)
Premium paid on buy back of preference shares	(382)
Profit before taxation	7,673	7,675	6,258
Taxation	(1,502)	(1,808)	(1,413)
Net profit before subsidiaries	6,171	5,867	4,845
Equity earnings of subsidiaries	(10,298)	(4,559)	(9,408)
Net profit	(4,127)	1,308	(4,563)
Attributable to:
Non-controlling interests	433	363	350
Shareholders' equity	(4,560)	945	(4,913)
Total comprehensive income	(3,672)	517	(4,162)
Unilever Group [Member]
Disclosure of income statement [Line Items]
Turnover	53,715	52,713	53,272
Operating profit	8,857	7,801	7,515
Net finance costs	(399)	(469)	(372)
Pensions and similar obligations	(96)	(94)	(121)
Other income	173	231	198
Premium paid on buy back of preference shares	(382)
Profit before taxation	8,153	7,469	7,220
Taxation	(1,667)	(1,922)	(1,961)
Net profit before subsidiaries	6,486	5,547	5,259
Net profit	6,486	5,547	5,259
Attributable to:
Non-controlling interests	433	363	350
Shareholders' equity	6,053	5,184	4,909
Total comprehensive income	6,710	4,769	5,762
Eliminations [Member]
Disclosure of income statement [Line Items]
Equity earnings of subsidiaries	3,245	(1,387)	4,671
Net profit	3,245	(1,387)	4,671
Attributable to:
Shareholders' equity	3,245	(1,387)	4,671
Total comprehensive income	€ 3,245	€ (1,387)	€ 4,671